Summary of Significant Accounting Policies (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Plan's investment	$ 6,943,726	$ 6,275,316
Employer common stock to total assets, percentage	3.00%	5.00%
EBP, Employer, Common Stock
EBP, Accounting Policy [Line Items]
Plan's investment	$ 200,614	$ 305,123